SHARE REPURCHASES (Details)	12 Months Ended			7 Months Ended		12 Months Ended		7 Months Ended	6 Months Ended		8 Months Ended		6 Months Ended	8 Months Ended	7 Months Ended		1 Months Ended	7 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2013 Ordinary shares USD ($)	Jul. 31, 2013 Ordinary shares CNY	Dec. 31, 2013 Ordinary shares USD ($)	Dec. 31, 2013 Ordinary shares CNY	Jul. 31, 2013 American Depository Shares USD ($)	Nov. 30, 2010 Share Repurchase Plan 2010 Ordinary shares USD ($)	Nov. 30, 2010 Share Repurchase Plan 2010 Ordinary shares CNY	Dec. 31, 2011 Share Repurchase Plan 2010 Ordinary shares USD ($)	Dec. 31, 2011 Share Repurchase Plan 2010 Ordinary shares CNY	Nov. 30, 2010 Share Repurchase Plan 2010 American Depository Shares USD ($)	Dec. 31, 2011 Share Repurchase Plan 2010 American Depository Shares USD ($)	Dec. 31, 2012 Share Repurchase Plan 2011 Ordinary shares USD ($)	Dec. 31, 2012 Share Repurchase Plan 2011 Ordinary shares CNY	May 31, 2011 Share Repurchase Plan 2011 American Depository Shares USD ($)	Dec. 31, 2012 Share Repurchase Plan 2011 American Depository Shares USD ($)	Dec. 31, 2012 Share Repurchase Plan 2012 American Depository Shares USD ($)	Apr. 30, 2010 Share Repurchase Plan 2012 American Depository Shares USD ($)
SHARE REPURCHASES
Value of shares approved for repurchase																	$ 10,000,000		$ 40,000,000	$ 3,000,000
Shares repurchased during period				23,876,175	23,876,175	251,799	251,799
Cash paid for repurchase of shares				45,955,000	285,603,000	551,000	3,336,000
Average price per share				$ 1.92				$ 5.77	$ 2.34		$ 2.16		$ 7.03	$ 6.48	$ 1.83			$ 5.48
Repurchase and cancellation of ordinary shares (note 19) (in shares)				23,624,376	23,624,376				852,144	852,144	590,205	590,205			376,761	376,761
Repurchase and cancellation of ordinary shares (note 17)	285,603,000	4,574,000	8,243,000						$ 1,996,000	13,262,000	$ 1,274,000	8,243,000			$ 723,000	4,574,000